Corporate information - Additional information (Detail) € in Thousands, $ in Millions	Mar. 14, 2019 EUR (€) shares	Mar. 06, 2019 shares	Mar. 14, 2019 USD ($) shares
Infront International Holdings AG [Member]
Corporate Information [Line Items]
Percentage of share capital contributed	5.70%	94.30%
Number of shares issued for acquiring interest in subsidiary		92,216,208
Wanda Sports Co Ltd [Member]
Corporate Information [Line Items]
Number of shares issued for acquiring interest in subsidiary	5,878,399		5,878,399
Wanda Sports Co Ltd [Member] | Dalian Wanda Group Co Ltd
Corporate Information [Line Items]
Percentage of share capital contributed	10.00%
Wanda Sports Co Ltd [Member] | Beijing Wanda Culture Industry Group Co. Ltd.
Corporate Information [Line Items]
Percentage of share capital contributed	85.00%
Wanda Sports Co Ltd [Member] | Mr Jianlin Wang [Member]
Corporate Information [Line Items]
Percentage of share capital contributed	5.00%
Wanda Sports Holdings USA Inc. [Member]
Corporate Information [Line Items]
Number of shares issued for acquiring interest in subsidiary	38,890,537		38,890,537
Wanda Sports Media Hong Kong Holding Co Limited [Member]
Corporate Information [Line Items]
Percentage of share capital contributed	100.00%
Number of shares issued for acquiring interest in subsidiary	32,346,028		32,346,028
Trade and other receivables	€ 353,732		$ 400
Debt instruments issued	€ 353,732		$ 400